N-2	Apr. 24, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001885778
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Marathon Asset-Based Lending Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder transaction expenses	Class I	Class S	Class D	Class A	Class U

Sales load paid by you (as a percentage of offering price)[1]	None	Up to 3.50%	Up to 1.50%	Up to 2.50%	None
1
Class S Share, Class D Share, and Class A Share investments may be subject to a maximum sales charge of up to 3.50%, 1.50%, and 2.50%, respectively. The sales load will neither constitute an investment made by the investor in the fund nor form part of the assets of the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor. Class U Shares and Class I Shares are each not subject to a sales load; however, investors purchasing Shares through certain brokers or selling agents (financial intermediaries) could be required to pay transactional or other fees on purchases and sales of Class U Shares or Class I Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor’s investment in the fund and not deducted therefrom. Potential investors should consult with their financial intermediary about the sales load and any additional fees or charges their financial intermediary might impose on each class of Shares.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to Shares)
Management fee[2]	1.25%	1.25%	1.25%	1.25%	1.25%
Incentive fee[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and service fee[4]	0.00%	0.85%	0.25%	0.25%	0.75%
Interest expense on borrowed funds	1.07%	1.07%	1.07%	1.07%	1.07%
Other expenses[5]	1.82%	1.82%	1.82%	1.82%	1.82%
Acquired fund fees and expenses[6]	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses[7]	5.25%	6.10%	5.50%	5.50%	6.00%
Fee waiver and/or expense reimbursements[8]	-0.60%	-0.60%	-0.60%	-0.60%	-0.60%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	4.65%	5.50%	4.90%	4.90%	5.40%
2
“Management fee” has been restated to reflect the contractual management fee schedule effective May 1, 2026.
3
The Advisor is also paid an Incentive Fee if certain income-based targets are met. The Incentive Fee is described below under “Management of the fund - Advisory Agreement”. The fund anticipates that it may have net investment income that could result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the fund meeting certain net investment income targets and will not be paid unless the fund achieves those targets. The fund expects the Incentive Fee the fund pays to increase to the extent the fund earns greater net investment income through its investments. The amount presented in this table reflects the Incentive Fee incurred as a percent of average net assets for the fiscal period ended October 31, 2025. See “Management of the fund - Advisory Agreement” for a full explanation of how the Incentive Fee is calculated. It is anticipated that an Incentive Fee may be earned during the current fiscal year.
4
In connection with Class S Shares, Class D, Shares, Class A Shares, and Class U Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.85%, 0.25%, 0.25%, and 0.75% per annum of the aggregate value of the fund's Class S Shares, Class D Shares, Class A Shares, and Class U Shares outstanding, respectively, determined as of the close of regular trading on the NYSE (typically 4:00p.m., Eastern time, on each business day that the NYSE is open) (or more frequently as needed) (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable daily. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the fund or provide investor services and/or administrative assistance to Shareholders. See “Distribution and Service Fee” below.
5
“Other expenses” are estimated for the current fiscal year based on the fund’s net asset value as of October 31, 2025.
6
“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
7
The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
8
The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average daily net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organizational and offering expenses; (l) transfer agent fees and service fees; (m) other miscellaneous ordinary expenses, but excluding (1) advisory and incentive fees; (2) interest expense; (3) 12b-1 fees; (4) any cashiering or other investment servicing fees; (5) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; (6) taxes; (7) short dividends; (8) Acquired Fund Fees and Expenses (based on indirect net expenses associated with the fund’s investments in underlying investment companies); (9) class specific expenses; (10) portfolio brokerage commissions; (11) expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; (12) expenses, including legal expenses, related to investments of the fund; and (13) expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on April 30, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to waive a portion of its Management Fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Shares, for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. This example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:*
Cumulative Expenses Paid for the Period of:

Expenses ($)	Class I	Class S	Class D	Class A	Class U
Year 1	47	88	63	73	54
Year 3	152	204	171	180	172
Year 5	256	317	278	285	288
Year 10	515	590	541	545	568
The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.
*
The example assumes that the total annual fund operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) set forth in the Annual Expenses table above are as shown and remain the same for each year, and that all dividends and distributions are reinvested at net asset value. The expenses used to calculate the fund’s examples do not include fee waivers or expense reimbursements. Actual expenses may be greater or less than those assumed. Moreover, the fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Management Fee not based on Net Assets, Note [Text Block]	“Management fee” has been restated to reflect the contractual management fee schedule effective May 1, 2026.
Acquired Fund Fees and Expenses, Note [Text Block]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Moreover, the “Effect of the Advisor’s Incentive Fee” risk found in both the “Principal risks” and “Risk factors” sections and the “Leverage risk” found in the “Risk factors” section are amended and restated as follows as of the Effective Date:
Effect of the Advisor’s Incentive Fee. The fund will allocate the Incentive Fee to the Advisor based on returns to the Shareholders. The Incentive Fee is asymmetric — it grants the Advisor a priority allocation of gains without requiring the Advisor to accept a corresponding (or any) priority allocation of losses. Accordingly, the Incentive Fee may create an incentive for the Advisor to make investments that are risky or more speculative than would be the case in the absence of such arrangement. The way in which the Incentive Fee payable to the Advisor is determined may encourage it to use leverage to increase the return on the fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.
Leverage risk
Leverage creates risks for Shareholders, including the likelihood of greater volatility of NAV and market price of, and distributions from, the Shares and the risk that fluctuations in the costs of borrowings may affect the return to Shareholders. To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the fund’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the fund’s leveraged position if it deems such action to be appropriate. While the fund has preferred shares or borrowings outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the fund’s income available for distribution. There can be no assurance that a leveraging strategy will be successful.
Leverage may be achieved through the purchase of certain derivative instruments. The fund’s use of derivative instruments exposes the fund to special risks.

Effect of the Advisors Incentive Fee [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effect of the Advisor’s Incentive Fee. The fund will allocate the Incentive Fee to the Advisor based on returns to the Shareholders. The Incentive Fee is asymmetric — it grants the Advisor a priority allocation of gains without requiring the Advisor to accept a corresponding (or any) priority allocation of losses. Accordingly, the Incentive Fee may create an incentive for the Advisor to make investments that are risky or more speculative than would be the case in the absence of such arrangement. The way in which the Incentive Fee payable to the Advisor is determined may encourage it to use leverage to increase the return on the fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Leverage risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage risk
Leverage creates risks for Shareholders, including the likelihood of greater volatility of NAV and market price of, and distributions from, the Shares and the risk that fluctuations in the costs of borrowings may affect the return to Shareholders. To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the fund’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the amount available for distribution to Shareholders will be less than if leverage had not been used. In the latter case, the Advisor, in its best judgment, may nevertheless determine to maintain the fund’s leveraged position if it deems such action to be appropriate. While the fund has preferred shares or borrowings outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the fund’s income available for distribution. There can be no assurance that a leveraging strategy will be successful.
Leverage may be achieved through the purchase of certain derivative instruments. The fund’s use of derivative instruments exposes the fund to special risks.

Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.07%
Distribution/Servicing Fees [Percent]	0.00%	[3]
Incentive Fees [Percent]	1.10%	[4]
Acquired Fund Fees and Expenses [Percent]	0.01%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.82%	[6]
Total Annual Expenses [Percent]	5.25%	[7]
Waivers and Reimbursements of Fees [Percent]	(0.60%)	[8]
Net Expense over Assets [Percent]	4.65%
Expense Example, Year 01	$ 47
Expense Example, Years 1 to 3	152
Expense Example, Years 1 to 5	256
Expense Example, Years 1 to 10	$ 515
Class S [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.07%
Distribution/Servicing Fees [Percent]	0.85%	[3]
Incentive Fees [Percent]	1.10%	[4]
Acquired Fund Fees and Expenses [Percent]	0.01%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.82%	[6]
Total Annual Expenses [Percent]	6.10%	[7]
Waivers and Reimbursements of Fees [Percent]	(0.60%)	[8]
Net Expense over Assets [Percent]	5.50%
Expense Example, Year 01	$ 88
Expense Example, Years 1 to 3	204
Expense Example, Years 1 to 5	317
Expense Example, Years 1 to 10	$ 590
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	1.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.07%
Distribution/Servicing Fees [Percent]	0.25%	[3]
Incentive Fees [Percent]	1.10%	[4]
Acquired Fund Fees and Expenses [Percent]	0.01%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.82%	[6]
Total Annual Expenses [Percent]	5.50%	[7]
Waivers and Reimbursements of Fees [Percent]	(0.60%)	[8]
Net Expense over Assets [Percent]	4.90%
Expense Example, Year 01	$ 63
Expense Example, Years 1 to 3	171
Expense Example, Years 1 to 5	278
Expense Example, Years 1 to 10	$ 541
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.07%
Distribution/Servicing Fees [Percent]	0.25%	[3]
Incentive Fees [Percent]	1.10%	[4]
Acquired Fund Fees and Expenses [Percent]	0.01%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.82%	[6]
Total Annual Expenses [Percent]	5.50%	[7]
Waivers and Reimbursements of Fees [Percent]	(0.60%)	[8]
Net Expense over Assets [Percent]	4.90%
Expense Example, Year 01	$ 73
Expense Example, Years 1 to 3	180
Expense Example, Years 1 to 5	285
Expense Example, Years 1 to 10	$ 545
Class U [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	1.07%
Distribution/Servicing Fees [Percent]	0.75%	[3]
Incentive Fees [Percent]	1.10%	[4]
Acquired Fund Fees and Expenses [Percent]	0.01%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.82%	[6]
Total Annual Expenses [Percent]	6.00%	[7]
Waivers and Reimbursements of Fees [Percent]	(0.60%)	[8]
Net Expense over Assets [Percent]	5.40%
Expense Example, Year 01	$ 54
Expense Example, Years 1 to 3	172
Expense Example, Years 1 to 5	288
Expense Example, Years 1 to 10	$ 568
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to Shares

[1]	Class S Share, Class D Share, and Class A Share investments may be subject to a maximum sales charge of up to 3.50%, 1.50%, and 2.50%, respectively. The sales load will neither constitute an investment made by the investor in the fund nor form part of the assets of the fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Advisor. Class U Shares and Class I Shares are each not subject to a sales load; however, investors purchasing Shares through certain brokers or selling agents (financial intermediaries) could be required to pay transactional or other fees on purchases and sales of Class U Shares or Class I Shares to their financial intermediary in such amounts as their financial intermediary may determine. Any such fees will be in addition to an investor's investment in the fund and not deducted therefrom. Potential investors should consult with their financial intermediary about the sales load and any additional fees or charges their financial intermediary might impose on each class of Shares.
[2]	"Management fee" has been restated to reflect the contractual management fee schedule effective May 1, 2026.
[3]	In connection with Class S Shares, Class D, Shares, Class A Shares, and Class U Shares of the fund, the fund pays a Distribution and Service Fee equal to 0.85%, 0.25%, 0.25%, and 0.75% per annum of the aggregate value of the fund's Class S Shares, Class D Shares, Class A Shares, and Class U Shares outstanding, respectively, determined as of the close of regular trading on the NYSE (typically 4:00p.m., Eastern time, on each business day that the NYSE is open) (or more frequently as needed) (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable daily. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the fund or provide investor services and/or administrative assistance to Shareholders. See "Distribution and Service Fee" below.
[4]	The Advisor is also paid an Incentive Fee if certain income-based targets are met. The Incentive Fee is described below under "Management of the fund - Advisory Agreement". The fund anticipates that it may have net investment income that could result in the payment of an Incentive Fee to the Advisor during certain periods. However, the Incentive Fee is based on the fund meeting certain net investment income targets and will not be paid unless the fund achieves those targets. The fund expects the Incentive Fee the fund pays to increase to the extent the fund earns greater net investment income through its investments. The amount presented in this table reflects the Incentive Fee incurred as a percent of average net assets for the fiscal period ended October 31, 2025. See "Management of the fund - Advisory Agreement" for a full explanation of how the Incentive Fee is calculated. It is anticipated that an Incentive Fee may be earned during the current fiscal year.
[5]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[6]	"Other expenses" are estimated for the current fiscal year based on the fund’s net asset value as of October 31, 2025.
[7]	The "Total annual fund operating expenses" shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[8]	The Advisor contractually agrees to reduce its Management Fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which the following expenses of the fund, incurred in the ordinary course of the fund’s business, exceed 0.60% percent of average daily net assets (on an annualized basis) of the fund: (a) administrative fees; (b) custody and accounting fees; (c) audit fees; (d) legal fees; (e) independent trustee fees; (f) valuation fees; (g) blue sky fees; (h) insurance premiums; (i) printing costs; (j) registration and filing expenses; (k) organizational and offering expenses; (l) transfer agent fees and service fees; (m) other miscellaneous ordinary expenses, but excluding (1) advisory and incentive fees; (2) interest expense; (3) 12b-1 fees; (4) any cashiering or other investment servicing fees; (5) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; (6) taxes; (7) short dividends; (8) Acquired Fund Fees and Expenses (based on indirect net expenses associated with the fund’s investments in underlying investment companies); (9) class specific expenses; (10) portfolio brokerage commissions; (11) expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; (12) expenses, including legal expenses, related to investments of the fund; and (13) expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on April 30, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. The Advisor also contractually agrees to waive a portion of its Management Fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.